Segment information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 15,673	€ 13,247	€ 11,727
United States
Disclosure of operating segments [line items]
Revenue	6,136	5,225	4,712
United Kingdom
Disclosure of operating segments [line items]
Revenue	1,483	1,230	1,113
Luxembourg
Disclosure of operating segments [line items]
Revenue	10	9	7
Other countries
Disclosure of operating segments [line items]
Revenue	€ 8,044	€ 6,783	€ 5,895